Segments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 60,045,146	¥ 422,045,319	¥ 541,487,420	¥ 580,016,414
Revenues	44,562,685	313,222,200	387,719,164	406,026,720
Gross profit	15,482,461	108,823,119	153,768,256	173,989,694
Revenues	197,098	1,385,364	1,289,020	7,180,961
Revenues	1,159	8,149	28,641	72,139
Gross profit	15,482,461	108,823,119	153,768,256
Total Assets	350,347,850		1,267,134,187		¥ 2,462,524,963
Central Processing Algorithm Services [Member]
Segment Reporting Information [Line Items]
Revenues		422,045,319	541,487,420	569,906,586
Revenues		313,222,200	387,719,164	395,959,074
Gross profit				173,947,512
Revenues		1,385,364	1,289,020	6,774,207
Revenues		8,149	28,641	72,139
Gross profit		¥ 108,823,119	153,768,256
Total Assets	$ 350,347,850		¥ 1,267,134,187		¥ 2,462,524,963
Intelligent Chips and Services [Member]
Segment Reporting Information [Line Items]
Revenues				10,109,828
Revenues				10,067,646
Gross profit				42,182
Revenues				406,754
Revenues